Inventories (Inventories) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Components		$ 13,062	$ 9,690
Work in process		7,654	6,584
Finished products	[1]	11,449	6,445
Total inventories		32,165	22,719
Current assets		30,109	21,336
Long-term assets (A)		$ 2,056	$ 1,383

[1]	includes systems at customer locations not yet sold, as of December 31, 2018 and 2017, in the amount of $7,546 and $3,425 respectively.